FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]	First Financial Bancorp. (Parent Company Only) Financial Information
Balance Sheets

	December 31,
(Dollars in thousands)	2021	2020
Assets
Cash	$49,746	$172,902
Investment securities	1,836	1,388
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial bank	2,447,095	2,346,009
Non-banks	10,417	9,559
Total investment in subsidiaries	2,457,512	2,355,568
Premises and equipment	1,311	1,328
Other assets	77,132	68,812
Total assets	$2,595,037	$2,607,498

Liabilities
Short-term borrowings	$20,000	$0
Subordinated notes	310,864	320,615
Dividends payable	1,042	674
Other liabilities	4,189	4,139
Total liabilities	336,095	325,428
Shareholders’ equity	2,258,942	2,282,070
Total liabilities and shareholders’ equity	$2,595,037	$2,607,498
Statements of Income and Comprehensive Income

	Years Ended December 31,
(Dollars in thousands)	2021	2020	2019
Income
Interest income	$34	$27	$30
Noninterest income	663	272	191
Dividends from subsidiaries	202,000	81,725	196,800
Total income	202,697	82,024	197,021

Expenses
Interest expense	15,900	14,172	9,552
Salaries and employee benefits	9,784	8,004	8,169
Professional services	2,343	1,160	1,040
Other	5,186	5,163	6,599
Total expenses	33,213	28,499	25,360
Income before income taxes and equity in undistributed net earnings of subsidiaries	169,484	53,525	171,661
Income tax expense (benefit)	(7,787)	(6,145)	(5,975)
Equity in undistributed earnings (loss) of subsidiaries	27,889	96,140	20,439
Net income	$205,160	$155,810	$198,075

Comprehensive income	$156,063	$191,151	$254,900

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2021	2020	2019
Operating activities
Net income	$205,160	$155,810	$198,075
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of subsidiaries	(27,889)	(96,140)	(20,439)
Depreciation and amortization	859	712	584
Stock-based compensation expense	9,635	7,678	7,969
Unrealized (gain) loss on equity securities	(448)	(272)	(191)
Deferred income taxes	(224)	(158)	1,255
(Decrease) increase in dividends payable	368	(175)	384
(Decrease) increase in other liabilities	(751)	(22)	(244)
Decrease (increase) in other assets	(8,096)	8,907	(6,996)
Net cash provided by (used in) operating activities	178,614	76,340	180,397

Investing activities
Capital contributions to subsidiaries	(113,152)	0	0
Net cash acquired (paid) in business combinations	0	0	(53,660)
Proceeds from sales and maturities of investment securities	0	0	264
Purchases of investment securities	0	0	(500)
Net cash (used in) provided by investing activities	(113,152)	0	(53,896)

Financing activities
(Decrease) increase in short-term borrowings	20,000	0	0
Proceeds from long-term borrowings	(10,592)	150,000	0
Cash dividends paid on common stock	(87,316)	(89,691)	(89,097)
Purchases of common stock	(108,077)	(16,686)	(66,218)
Proceeds from exercise of stock options, net of shares purchased	64	72	90
Other	(2,697)	(3,002)	(2,285)
Net cash provided by (used in) financing activities	(188,618)	40,693	(157,510)
Net increase (decrease) in cash	(123,156)	117,033	(31,009)
Cash at beginning of year	172,902	55,869	86,878
Cash at end of year	$49,746	$172,902	$55,869